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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA         5/6/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1
                                        --------------------

Form 13F Information Table Entry Total:                  38
                                        --------------------

Form 13F Information Table Value Total:           $1,169,972
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        ---------------------------------

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
           COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6 COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE    SH/PRN          PUT/ INVSTMT   OTHER      VOTING AUTHORITY
            ISSUER             TITLE OF CLASS   CUSIP      (x1000)   AMOUNT SH/ PRN  CALL DISCRTN   MGRS    SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                      COMMON         '037833100     52923   151855 SH            OTHER         102    0     151855     0
ARMSTRONG WORLD IND            COMMON         '04247X102     25702   555487 SH            OTHER         102    0     555487     0
AMERISTAR CASINOS INC          COMMON         '03070Q101     30794  1734852 SH            OTHER         102    0    1734852     0
BANK OF AMERICA CORP           COMMON         '060505104     82000  6151546 SH            OTHER         102    0    6151546     0
COMERICA INC                   COMMON         '200340107     42009  1144040 SH            OTHER         102    0    1144040     0
CUMMINS INC                    COMMON         '231021106      6417    58540 SH            OTHER         102    0      58540     0
EBAY INC                       COMMON         '278642103     31097  1001836 SH            OTHER         102    0    1001836     0
FIFTH THIRD BANCORP            COMMON         '316773100     82556  5945700 SH            OTHER         102    0    5945700     0
FORD MOTOR COMPANY             COM PAR $0.01  '345370860    110197  7390800 SH            OTHER         102    0    7390800     0
FREEPORT MCMORAN CPR & GLD     COMMON         '35671D857      4192    75460 SH            OTHER         102    0      75460     0
GENERAL CABLE CORP DEL NEW     COMMON         '369300108      1273    29400 SH            OTHER         102    0      29400     0
GENERAL DYNAMICS CORP          COMMON         '369550108      3458    45163 SH            OTHER         102    0      45163     0
GOODRICH CORP                  COMMON         '382388106     32078   375050 SH            OTHER         102    0     375050     0
H & E EQUIPMENT SERVICES INC   COMMON         '404030108      2503   128156 SH            OTHER         102    0     128156     0
HASBRO INC                     COMMON         '418056107     23869   509586 SH            OTHER         102    0     509586     0
INFOSYS TECHNOLOGIES LTD       ADRS STOCKS    '456788108      7001    97640 SH            OTHER         102    0      97640     0
JPMORGAN CHASE & CO            COMMON         '46625H100     85906  1863465 SH            OTHER         102    0    1863465     0
KEYCORP NY                     COMMON         '493267108     92359 10400830 SH            OTHER         102    0   10400830     0
LAMAR ADVERTISING CO           CL A           '512815101     22605   611926 SH            OTHER         102    0     611926     0
LEAR CORP                      COMMON         '521865204     45761   936380 SH            OTHER         102    0     936380     0
METLIFE INC                    COMMON         '59156R108     19957   446170 SH            OTHER         102    0     446170     0
MGM RESORTS INTERNATIONAL      COMMON         '552953101      5692   432850 SH            OTHER         102    0     432850     0
NIELSEN HOLDINGS BV            COMMON         'N63218106     46047  1686068 SH            OTHER         102    0    1686068     0
NII HLDGS INC                  CL B NEW       '62913F201     13052   313230 SH            OTHER         102    0     313230     0
PRECISION CASTPARTS CORP       COMMON         '740189105     42953   291840 SH            OTHER         102    0     291840     0
QUALCOMM INC                   COMMON         '747525103      9715   177182 SH            OTHER         102    0     177182     0
ROYAL CARIBBEAN CRUISES LTD    COMMON         'V7780T103     10213   247522 SH            OTHER         102    0     247522     0
SCHWAB CHARLES CORP NEW        COMMON         '808513105      2259   125300 SH            OTHER         102    0     125300     0
SCRIPPS NETWORKS INTERACTIVE   CL A  NEW      '811065101     19944   398156 SH            OTHER         102    0     398156     0
SUNTRUST BKS INC               COMMON         '867914103     46094  1598250 SH            OTHER         102    0    1598250     0
SUSQUEHANNA BANCSHARES INC     COMMON         '869099101       604    64610 SH            OTHER         102    0      64610     0
TCF FINL CORP                  COMMON         '872275102      2776   175000 SH            OTHER         102    0     175000     0
TFS FINANCIAL GROUP            COMMON         '87240R107      3089   290900 SH            OTHER         102    0     290900     0
TIMKEN CO                      COMMON         '887389104     30682   586650 SH            OTHER         102    0     586650     0
TJX COS INC                    COMMON         '872540109     31436   632132 SH            OTHER         102    0     632132     0
UNIVERSAL HEALTH SER VICES INC CL B           '913903100     55001  1113156 SH            OTHER         102    0    1113156     0
VISTEON CORPORATION            COMMON         '92839U206      4143    66300 SH            OTHER         102    0      66300     0
WILLIAMS-SONOMA INC            COMMON         '969904101     41615  1027520 SH            OTHER         102    0    1027520     0